Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous equity [abstract]
Schedule of Retained Earnings
Details of retained earnings as at December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024		December 31, 2025
Legal reserve[1]	₩	782,249	₩	782,249
Voluntary reserves[2]	4,651,362		4,651,362
Unappropriated retained earnings	8,317,177		9,489,509
Total	₩	13,750,788	₩	14,923,120
1The Commercial Code of the Republic of Korea requires the Controlling Company to appropriate, as a legal reserve, an amount equal to a minimum of 10% of cash dividends paid until such reserve equals 50% of its issued share capital. The reserve is not available for the payment of cash dividends but may be transferred to share capital with the approval of the Controlling Company’s Board of Directors or used to reduce accumulated deficit, if any, with the ratification of the Controlling Company’s majority shareholders.
2The reserves of research and development of human resources in other surplus reserves are separately accumulated on disposal of retained earnings on tax filing adjustments when calculating income taxes in accordance with regulations of Tax Reduction and Exemption Control Act of Korea. Reversal of the reserves according to the relevant tax law can be paid out as dividends.